UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Hound Partners, LLC
Address: 101 Park Avenue, 48th Floor
         New York, New York 10178

Form 13F File Number: 028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan Auerbach
Title:  Managing Member
Phone:  212-984-2500

Signature, Place, and Date of Signing:

/s/ Jonathan Auerbach          New York, New York        May 13, 2010
-------------------------     ---------------------    ------------------
[Signature]                     [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 21

Form 13F Information Table Value Total: $431,295
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number         Name
    ----     ---------------------        -----

    1.       028-13192                    Hound Partners, LP

    2.       028-13191                    Hound Partners Offshore Fund, LP


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN 2       COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7      COLUMN 8

                                TITLE                      VALUE    SHRS OR  SH/ PUT/   INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP     (X1000)   PRN AMT  PRN CALL   DISCRETION     MANGRS    SOLE    SHARED NONE
ABOVENET INC                  COM               00374N107  17,534     345,641 SH       SHARED-DEFINED   1,2       345,641
CHIMERA INVT CORP             COM               16934Q109  13,975   3,592,607 SH       SHARED-DEFINED   1,2     3,592,607
COVANTA HLDG CORP             COM               22282E102  15,272     916,689 SH       SHARED-DEFINED   1,2       916,689
DIRECTV                       COM CL A          25490A101  38,749   1,146,082 SH       SHARED-DEFINED   1,2     1,146,082
DRAGONWAVE INC                COM               26144M103     925     100,000 SH       SHARED-DEFINED   1,2       100,000
ECHOSTAR CORP                 CL A              278768106   8,720     429,991 SH       SHARED-DEFINED   1,2       429,991
ENSCO INTL PLC                SPONSORED ADR     29358Q109  40,356     901,201 SH       SHARED-DEFINED   1,2       901,201
FUEL SYS SOLUTIONS INC        COM               35952W103   4,532     141,900     PUT  SHARED-DEFINED   1,2       141,900
GRACE W R & CO DEL NEW        COM               38388F108  33,841   1,219,070 SH       SHARED-DEFINED   1,2     1,219,070
GREAT LAKES DREDGE & DOCK CO  COM               390607109  12,787   2,435,679 SH       SHARED-DEFINED   1,2     2,435,679
HECKMANN CORP                 *W EXP 11/09/201  422680116   1,029   1,318,756 SH       SHARED-DEFINED   1,2     1,318,756
HECKMANN CORP                 COM               422680108  24,262   4,183,160 SH       SHARED-DEFINED   1,2     4,183,160
ICO GLOBAL COMM HLDGS LTD DE  CL A              44930K108   1,778   1,506,707 SH       SHARED-DEFINED   1,2     1,506,707
KINDER MORGAN MANAGEMENT LLC  SHS               49455U100  28,212     481,264 SH       SHARED-DEFINED   1,2       481,264
LIBERTY MEDIA CORP NEW        LIB STAR COM A    53071M708  36,633     670,069 SH       SHARED-DEFINED   1,2       670,069
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100   4,170      93,909 SH       SHARED-DEFINED   1,2        93,909
MONSANTO CO NEW               COM               61166W101  44,332     620,719 SH       SHARED-DEFINED   1,2       620,719
PETROHAWK ENERGY CORP         COM               716495106  15,857     781,910 SH       SHARED-DEFINED   1,2       781,910
PILGRIMS PRIDE CORP NEW       COM               72147K108  14,363   1,349,917 SH       SHARED-DEFINED   1,2     1,349,917
TRANSDIGM GROUP INC           COM               893641100  59,469   1,121,209 SH       SHARED-DEFINED   1,2     1,121,209
USEC INC                      NOTE 3.000%10/0   90333EAC2  14,499  17,900,000 SH       SHARED-DEFINED   1,2    17,900,000





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